UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP

787 Seventh Avenue
New York, NY 10019-6099

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.0%

Aerospace & Defense-0.5%
29,100	Raytheon Co. (a)	$6,080,154

Air Freight & Logistics-1.4%
60,100	FedEx Corp. (a)	15,775,048

Airlines-2.2%
287,900	Delta Air Lines, Inc. (a)	16,344,083
249,500	Japan Airlines Co., Ltd.	9,399,959
		25,744,042

Auto Components-1.5%
122,200	Aptiv PLC	11,594,336
1,012,000	GKN PLC	6,075,161
		17,669,497

Banks-13.1%
1,185,700	Banco Bilbao Vizcaya Argentaria SA	11,140,894
445,000	Bank of America Corp. (a)	14,240,000
134,800	BNP Paribas SA	11,146,236
9,000,000	China Construction Bank Corp.-Class H	10,377,557
153,600	Citigroup, Inc. (a)	12,054,528
271,500	Citizens Financial Group, Inc. (a)	12,461,850
3,036,600	Intesa Sanpaolo SpA	11,915,369
1,011,200	Mediobanca Banca di Credito Finanziario SpA	12,293,416
1,722,400	Mitsubishi UFJ Financial Group, Inc.	12,949,949
579,000	Regions Financial Corp. (a)	11,134,170
288,800	Swedbank AB-A Shares	7,381,353
84,000	The PNC Financial Services Group, Inc. (a)	13,273,680
156,000	Wells Fargo & Co. (a)	10,261,680
		150,630,682

Biotechnology-0.9%
75,500	Shire PLC-ADR (a)	10,573,020

Capital Markets-3.0%
651,900	Ares Capital Corp. (a)	10,397,805
69,900	Deutsche Boerse AG	8,969,160
60,800	Evercore, Inc.-Class A (a)	6,113,440
249,000	The Blackstone Group LP (a)	9,100,950
		34,581,355

Chemicals-2.4%
371,000	Clariant AG (b)	10,618,791
175,000	Huntsman Corp.	6,049,750
136,000	Symrise AG	11,373,787
		28,042,328

Commercial Services & Supplies-0.5%
140,000	ISS A/S	5,462,674

Communications Equipment-1.3%
245,300	Cisco Systems, Inc. (a)	10,189,762
1,071,000	Nokia OYJ	5,155,246
		15,345,008

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2018 (Unaudited)

Construction & Engineering-3.2%
259,700	Bouygues SA	14,435,212
5,467,500	China Railway Construction Corp., Ltd.-Class H	6,646,843
671,804	Ferrovial SA	15,409,592
		36,491,647

Consumer Finance-0.8%
64,800	Discover Financial Services (a)	5,171,040
114,200	Synchrony Financial (a)	4,531,456
		9,702,496

Diversified Telecommunication Services-2.1%
2,562,737	BT Group PLC	9,295,061
556,200	Cellnex Telecom SAU (c)	15,019,462
		24,314,523

Electric Utilities-1.6%
172,100	FirstEnergy Corp.	5,662,090
83,000	NextEra Energy, Inc. (a)	13,148,860
		18,810,950

Electrical Equipment-0.4%
1,502,400	Melrose Industries PLC	4,829,524

Electronic Equipment, Instruments & Components-1.4%
160,000	TE Connectivity, Ltd. (a)	16,404,800

Energy Equipment & Services-1.3%
112,300	Helmerich & Payne, Inc.	8,088,969
84,700	Schlumberger, Ltd.	6,232,226
		14,321,195

Equity Real Estate Investment-4.1%
42,023	Alexander & Baldwin, Inc.	1,114,450
68,000	American Tower Corp. (a)	10,043,600
592,900	Colony NorthStar, Inc.-Class A (a)	5,324,242
79,500	CyrusOne, Inc.	4,586,355
48,000	Digital Realty Trust, Inc. (a)	5,373,600
780	Nippon Building Fund, Inc.	4,179,720
394,000	Park Hotels & Resorts, Inc. (a)	11,390,540
234,700	The Geo Group, Inc. (a)	5,292,485
		47,304,992

Food & Staples Retailing-1.0%
152,700	CVS Health Corp. (a)	12,015,963

Food Products-2.5%
165,000	Nestle SA	14,256,567
352,000	Nomad Foods, Ltd. (b)	5,998,080
68,600	The J.M. Smucker Co.	8,704,654
		28,959,301

Health Care Equipment & Supplies-1.7%
118,900	Medtronic PLC (a)	10,212,321
75,500	Zimmer Biomet Holdings, Inc. (a)	9,597,560
		19,809,881

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2018 (Unaudited)

Health Care Providers & Services-3.3%
39,600	Aetna, Inc.	7,398,072
34,400	McKesson Corp. (a)	5,809,472
49,300	UnitedHealth Group, Inc. (a)	11,673,254
107,600	Universal Health Services, Inc.-Class B (a)	13,073,400
		37,954,198

Hotels, Restaurants & Leisure-1.4%
238,800	Melco Resorts & Entertainment, Ltd.-ADR (a)	7,111,464
254,100	MGM Resorts International (a)	9,261,945
		16,373,409

Household Durables-2.7%
4,046	Lennar Corp.-B Shares	204,889
213,800	Lennar Corp.-Class A (a)	13,396,708
200,000	Newell Brands, Inc. (a)	5,288,000
67,700	Whirlpool Corp. (a)	12,282,134
		31,171,731

Household Products-1.3%
490,000	Essity AB-Class B (b)	14,675,313

Independent Power and Renewable Electricity Producers-0.9%
300,000	NRG Yield, Inc.-Class C (a)	5,670,000
210,800	Pattern Energy Group, Inc.-Class A	4,346,696
		10,016,696

Insurance-1.9%
47,500	Allianz SE	12,001,130
85,900	American International Group, Inc.	5,490,728
32,600	The Travelers Cos., Inc.	4,887,392
		22,379,250

Internet Software & Services-0.9%
9,000	Alphabet, Inc.-Class C (b)	10,529,460

IT Services-2.4%
436,000	CSRA, Inc. (a)	14,510,080
203,000	Leidos Holdings, Inc. (a)	13,519,800
		28,029,880

Life Sciences Tools & Services-1.2%
63,200	Thermo Fisher Scientific, Inc. (a)	14,163,752

Machinery-2.2%
146,000	Alstom SA	6,407,762
5,209,950	CRRC Corp., Ltd.-Class H	5,161,565
77,900	Snap-on, Inc. (a)	13,345,049
		24,914,376

Media-1.0%
275,000	Comcast Corp.-Class A (a)	11,695,750

Metals & Mining-2.5%
393,000	ArcelorMittal-NY Registered (b)	14,301,270
78,600	Randgold Resources, Ltd.-ADR (a)	7,951,176
1,165,000	Sandfire Resources NL	6,749,661
		29,002,107

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2018 (Unaudited)

Multi-Utilities-1.8%
146,500	CMS Energy Corp. (a)	6,555,875
548,900	Veolia Environnement SA	13,827,364
		20,383,239

Multiline Retail-1.7%
120,600	Dollar General Corp. (a)	12,436,272
86,500	Target Corp.	6,506,530
		18,942,802

Oil, Gas & Consumable Fuels-4.8%
101,100	Andeavor	10,934,976
277,000	BP PLC-SP ADR	11,852,830
231,000	Enbridge, Inc. (a)	8,461,530
55,300	EOG Resources, Inc.	6,359,500
642,500	Kinder Morgan, Inc. (a)	11,552,150
99,000	TOTAL SA-SP ADR	5,747,940
		54,908,926

Paper & Forest Products-2.2%
384,000	Fibria Celulose SA-SP ADR	6,604,800
526,000	Stora Enso OYJ-R Shares	9,025,222
275,000	UPM-Kymmene OYJ	9,266,306
		24,896,328

Personal Products-0.8%
151,000	Unilever NV	8,745,662

Pharmaceuticals-2.4%
44,500	Allergan PLC	8,021,570
133,500	Novartis AG-SP ADR (a)	12,023,010
196,000	Pfizer, Inc. (a)	7,259,840
		27,304,420

Real Estate Management & Development-0.8%
357,000	Mitsui Fudosan Co., Ltd.	9,344,394

Road & Rail-3.0%
63,500	Canadian Pacific Railway, Ltd. (a)	11,750,040
76,500	Norfolk Southern Corp. (a)	11,542,320
2,541,004	Rumo SA (b)	11,381,082
		34,673,442

Semiconductors & Semiconductor Equipment-4.2%
272,600	Applied Materials, Inc. (a)	14,619,538
47,100	Broadcom, Ltd. (a)	11,682,213
331,000	Intel Corp. (a)	15,934,340
79,900	SK Hynix, Inc.	5,499,508
		47,735,599

Software-1.2%
94,000	Microsoft Corp. (a)	8,930,940
196,100	Symantec Corp.	5,339,803
		14,270,743

Specialty Retail-2.0%
74,500	Lowe’s Cos., Inc.	7,802,385
191,700	TJX Cos., Inc. (a)	15,397,344
		23,199,729

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2018 (Unaudited)

Technology Hardware, Storage & Peripherals-2.8%
114,500	Apple, Inc. (a)	19,170,735
3,150	Samsung Electronics Co., Ltd.	7,359,882
64,500	Western Digital Corp. (a)	5,739,210
		32,269,827

Textiles, Apparel & Luxury Goods-0.9%
84,100	Carter’s, Inc. (a)	10,117,230

Transportation Infrastructure-0.7%
1,630,000	CCR SA	8,016,981

Wireless Telecommunication Services-1.1%
3,800,000	Vodafone Group PLC	12,118,131
	Total Common Stocks (Cost $856,993,360)	1,140,702,455

Exchange-Traded Funds-1.9%
103,800	iShares Nasdaq Biotechnology ETF	11,841,504
262,000	SPDR S&P Oil & Gas Exploration & Production ETF	9,670,420
	Total Exchange-Traded Funds (Cost $20,487,786)	21,511,924

Total Investments (Cost $877,481,146) (d) - 100.9%		1,162,214,379

Liabilities in Excess of Other Assets-(0.9)%		(10,448,261)

TOTAL NET ASSETS 100.0%		$1,151,766,118

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.3% of the Fund’s net assets.

(d) See Note 2B for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ETF-Exchange-Traded Fund

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ-Osakeyhtio is the Finnish equivalent of a limited company.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Forward Currency Contracts

The following forward currency contracts were held as of January 31, 2018:

Description	Counterparty	Settlement Date	Currency Sold		Settlement Value in USD	Current Value	Unrealized Depreciation
Contracts Sold:
EUR	State Street Bank and Trust Company	06/06/18	26,000,000	EUR	$31,165,290	$32,555,332	$(1,390,042)
							$(1,390,042)

The accompanying notes are an integral part of these financial statements.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services - Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Fund, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Unadjusted quoted prices in active markets for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

	Valuation Inputs
Investments in Securities at Value *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$1,140,702,455	$—	$—	$1,140,702,455
Exchange-Traded Funds	21,511,924	—	—	21,511,924
Total	$1,162,214,379	$—	$—	$1,162,214,379

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	—	(1,390,042)	—	(1,390,042)
Total	$—	$(1,390,042)	$—	$(1,390,042)

*	For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2018, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$877,481,146	$307,442,645	$(22,709,412)	$284,733,233

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The Fund does not isolate the portion of each portfolio invested in foreign securities of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statement of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement. The Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies. Forward currency contracts outstanding at period end are listed after the Fund’s Schedule of Investments.

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 23, 2018

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 23, 2018